32. ASSETS AS HELD FOR SALE AND DISCONTINUED OPERATIONS (Details) - Continuing and discontinued operations [member] - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Consolidated and Parent company - Statements of financial position
Assets held for sale - investment in an affiliate	R$ 1,258	R$ 1,258
Consolidated and Parent company - Statements of income
Loss for write-down of non-current assets held for sale arising from continuing operations, before taxes		73
Net income after taxes - continuing operations		73
Profit for write-down of non-current assets held for sale arising from continuing operations, before taxes		309
Deferred taxes arising from non-current assets held for sale, recognized in continuing operations		(85)
Net income after taxes - discontinued operations		R$ 224